Consolidated Financial Position - USD ($)	Mar. 31, 2025	Mar. 31, 2024
NON-CURRENT ASSETS:
Property and equipment, net	$ 111,245	$ 103,242
Intangible assets, net	96,437	31,825
Right of use assets, net	482,489	730,451
TOTAL NON-CURRENT ASSETS	690,171	865,518
CURRENT ASSETS:
Deferred IPO costs		1,260,075
Investment for funds at fair value through profit or loss	2,256,830
Inventories	559,982	933,299
Trade receivables, net	4,655,951	3,698,757
Other receivables and prepayments	447,912	1,262,351
Amount due from related parties	57,309	19,971
Restricted cash	400	7,682
Cash and cash equivalents	748,721	619,575
TOTAL CURRENT ASSETS	8,727,105	7,801,710
TOTAL ASSETS	9,417,276	8,667,228
NON-CURRENT LIABILITIES:
Lease liabilities non-current portion	6,412	117,836
Longterm bank loan non-current portion	1,503,797	1,119,276
TOTAL NON-CURRENT LIABILITIES	1,510,209	1,237,112
CURRENT LIABILITIES:
Trade and other payables	1,821,759	1,416,182
Tax payable	105,058	218,831
Contract liabilities	124,507	191,066
Due to related parties	1,313	500,677
Lease liabilities – current portion	493,103	634,504
Current portion of long-term bank loan	371,558	180,493
Short-term bank loan		34,704
TOTAL CURRENT LIABILITIES	2,917,298	3,176,457
TOTAL LIABILITIES	4,427,507	4,413,569
COMMITMENTS AND CONTINGENCIES
EQUITY:
Additional paid in capital	3,463,898	3,017,409
Subscription receivable		(300,000)
Retained earnings	1,504,052	1,531,108
Accumulated other comprehensive (loss) income	10,819	(4,858)
TOTAL SHAREHOLDERS’ EQUITY	4,989,769	4,253,659
TOTAL LIABILITIES AND EQUITY	9,417,276	8,667,228
Class A Ordinary Shares
EQUITY:
Ordinary shares, value issued	11,000	9,501
Class B Ordinary Shares
EQUITY:
Ordinary shares, value issued		$ 499